Related party transactions - Key management personnel compensations (Details) - Key management - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties
Wages and salaries	¥ 21,123	¥ 28,163	¥ 29,115
Welfare and other benefits	614	772	1,385
Share-based payments	8,401	4,187	3,627
Total	¥ 31,138	¥ 33,122	¥ 34,127